Schedule of Impaired Loans (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Receivables [Abstract]
Unpaid principal balance (contractual obligation from customer)	$ 7,628
Charge-offs and payments applied	(451)
Gross value before related allowance	7,177
Related allowance	(2,233)
Value after allowance	$ 4,944